Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials and supplies	€ 715	€ 1,040
Work in process	358	446
Finished goods	1,280	1,906
Inventories	€ 2,353	€ 3,392